UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	6 Months Ended
Jun. 30, 2025
UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Note 20 — UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in the PRC is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in the PRC. The Company’s subsidiaries are also required to set aside at least 10% of its after-tax profit based on PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Group’s operations and revenue are conducted and generated in the PRC, and all of the Group’s revenue earned and currency received are denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Group may be unable to distribute any dividends outside of China due to PRC foreign exchange control regulations that restrict the Group’s ability to convert RMB into U.S. dollars.

Regulation S-X requires the condensed financial information of the registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary exceed 25% of the consolidated net assets of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in conformity with generally accepted accounting principles have been condensed or omitted. The Company’s investment in subsidiary is stated at cost plus equity in undistributed earnings of subsidiaries.

The condensed financial information has been prepared using the same accounting policies as set out in the unaudited condensed consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. For the parent company, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments — Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries” and the subsidiaries’ gain as “Equity in gain of subsidiaries” on the Condensed Statements of Comprehensive Income.

For the six months ended June 30, 2024 and 2025, there were no material contingencies, significant provisions of long-term obligations, or guarantees of the Company.

Note 20 — UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY  (continued)

PARENT COMPANY CONDENSED BALANCE SHEETS

	As of	As of	As of
	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US$
	Audited	Unaudited	Unaudited
ASSETS:
Cash and cash equivalents	4,437	1,283	179
Prepayment and other current assets	3,450,175	4,767,966	665,582
Due from subsidiaries	43,345,774	48,285,844	6,740,444
Investment in subsidiaries	25,822,112	15,520,994	2,166,647
TOTAL ASSETS	72,622,498	68,576,087	9,572,852
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Payroll payable	159,243	379,964	53,041
Other payable	1,314,148	2,206,899	308,072
TOTAL LIABILITIES	1,473,391	2,586,863	361,113
SHAREHOLDERS’ EQUITY
Class A ordinary shares, $0.0001 par value; 395,000,000 shares authorized; 2,014,893 shares and 2,014,893 shares issued as of December 31, 2024 and June 30, 2025, respectively*	1,445	1,445	201
Class B ordinary shares, $0.0001 par value; 75,000,000 shares authorized; 1,052,063 shares and 1,052,063 shares issued as of December 31, 2024 and June 30, 2025, respectively*	754	754	105
Additional paid-in capital	50,180,663	50,180,663	7,004,950
Statutory reserves	2,054,975	2,054,975	286,863
Ordinary shares subscribed	(1,993)	(1,993)	(278)
Accumulated other comprehensive income (loss)	418,491	(259,952)	(36,288)
Retained earnings	18,494,772	14,013,332	1,956,186
TOTAL SHAREHOLDERS’ EQUITY	71,149,107	65,989,224	9,211,739
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	72,622,498	68,576,087	9,572,852

Note 20 — UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY  (continued)

PARENT COMPANY CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
General and administrative expenses	285,197	3,465,275	483,734
Research and development expenses	43,334	43,415	6,061
LOSS FROM OPERATIONS	(328,521)	(3,508,690)	(489,795)
Interest income	14,625	—	—
Other expenses, net		(4,751)	(663)
Equity in gain (loss) of subsidiaries	5,487,453	(967,999)	(135,127)
INCOME (LOSS) BEFORE INCOME TAX	5,173,547	(4,481,440)	(625,585)
NET INCOME (LOSS)	5,173,547	(4,481,440)	(625,585)

OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	408,495	(678,443)	(94,707)
TOTAL COMPREHENSIVE INCOME (LOSS)	5,582,042	(5,159,883)	(720,292)

Note 20 — UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY  (continued)

PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS

	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
CASH FLOWS FROM OPERATING ACTIVITIES:
Total net income (loss)	5,173,547	(4,481,440)	(625,585)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in gain (loss) of subsidiaries	(5,487,453)	967,999	135,127
Unrealized foreign exchange loss (gain)	400,122	(678,443)	(94,707)
Changes in operating assets and liabilities:
Prepayment and other current assets	(210,749)	170,185	23,757
Other payables	498,646	892,751	124,624
Payroll payables	260,448	220,721	30,811
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	634,561	(2,908,227)	(405,973)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares upon the completion of IPO	54,481,760	—	—
Proceeds from issuance of ordinary shares upon exercise of underwriters’ over-allotment option	8,690,520	—	—
Net repayment from related parties	(48,334,992)	4,393,049	613,246
Deferred costs related to IPO	(9,451,329)	(1,487,976)	(207,713)
NET CASH PROVIDED BY FINANCING ACTIVITIES	5,385,959	2,905,073	405,533
EFFECT OF FOREIGN EXCHANGE RATE ON CASH AND CASH EQUIVALENT	37,457	—	—
NET INCREASE IN CASH AND CASH EQUIVALENT	6,057,977	(3,154)	(440)
TOTAL CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	—	4,437	619
TOTAL CASH AND CASH EQUIVALENTS, END OF PERIOD	6,057,977	1,283	179